OTHER FINANCIAL LIABILITIES - Schedule of hedge derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Financial Liabilities [Line Items]
Current liabilities	$ 1,544	$ 0
Non-current liabilities	0	0
Total hedge derivatives	1,544	0
Fair value of interest rate derivatives
Other Financial Liabilities [Line Items]
Current liabilities	1,544	0
Non-current liabilities	0	0
Total hedge derivatives	$ 1,544	$ 0